Employee and Director Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Associate minimum age to make elective deferrals	18 years
Associate minimum service period to make elective deferrals	1 year
Associate minimum hours of service make elective deferrals	1000 hours
Percentage of employee deferrals vested	100.00%
Annual contribution to plan	$ 361,936	$ 355,648	$ 319,340
Employee contributions	100.00%
Defined contribution plan, maximum annual contribution per employee for first compensation slab percentage	50.00%
Employee contributions benchmark	3.00%
2015 Stock Grant Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of share vested			100.00%
Number of shares authorized	530,604
Number of shares available for grant	488,595
Number of shares granted	8,734	13,809	16,840
Share based compensation expenses	$ 50,000	$ 55,000	$ 54,000
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed monthly benefit payments	10 years
Provision expensed for benefits	$ 336,800	336,800	331,800
Liability accrued for compensation deferred under the plan	$ 4,000,000	3,500,000
Split-Dollar Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest in cash surrender value of policies	100.00%
Expense income associated with policies	$ 10,346	27,111	$ 86,346
Liability associated with life insurance policies	$ 771,000	$ 760,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee contributions benchmark	5.00%
Employee contributions benchmark	3.00%